COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION
NOTE 5: COMMITMENTS AND CONTINGENT LIABILITIES – LITIGIATION

As part of the acquisition of the SmartID division of On Track Innovations Ltd., or OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers’ license project. OTI alleged that Merwell breached its commitments under the service agreement and acted in concert with third parties to damage OTI’s business activities. This matter is now subject to an arbitration proceeding. An appropriate provision is included in the financial statements.

Following the date of the financial statements in this report, on August 10th  2021, the Company had signed an agreement with OTI and the abovementioned arbitration is now closed.